Revenues from Contracts with Customers	6 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenues from Contracts with Customers

5. Revenues from Contracts with Customers

Revenues from contracts with customers, and other sources of revenue for the six and three months ended September 30, 2018 are as follows;

Millions of yen
Six months ended in September 30, 2018
Revenues from contracts with customers	¥727,356
Other revenues*	534,658

Total revenues	¥1,262,014

Millions of yen
Three months ended in September 30, 2018
Revenues from contracts with customers	¥379,506
Other revenues*	278,591

Total revenues	¥658,097

*

Other revenues include revenues that are not in the scope of ASC 606 (“Revenue from Contracts with Customers”), such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

The Company and its subsidiaries recognize revenues when control of the promised goods or services are transferred to our customers, in the amounts that reflect the consideration we expect to receive in exchange for those goods or services. Revenues are recognized net of discounts, incentives and estimated sales returns. Amount to be collected for third party is deducted from revenues. The Company and its subsidiaries evaluate whether we are principal or agent on distinctive goods or services. In transaction that third party concerns, if the Company and its subsidiaries control the goods or services before they are transferred to customers, revenue is recognized on gross amount as the principal. There is no significant variability in considerations included in revenues, and there are no significant financial components in considerations on transactions.

Revenues disaggregated by goods and services category and geographical location are represented in Note 23 “Segment Information.”

Revenue recognition criteria on each goods and services category are mainly followings:

Sales of goods

The Company and its subsidiaries sell various goods such as precious metals, medical equipment, accounting software and other to customers. Revenues from sales of goods are recognized when there is a transfer of control of the product to customers. The Company and its subsidiaries determine transfer of control based on when the products are shipped or delivered to customers, or inspected by customers.

Real estate sales

Certain subsidiaries are involved in developing and selling real estates. Revenues from sale of detached houses and residential condominiums are recognized when the real estate is delivered to customers.

Asset management and servicing

Certain subsidiaries offer customers investment management services for their financial assets, asset management as well as maintenance and administrative services for their real estate properties. Furthermore, the Company and its subsidiaries perform servicing on behalf of customers. Revenues from asset management and servicing primarily include management fees, servicing fees, and performance fees. Management and servicing fees are recognized over the contract period with customers, since the customers simultaneously receive and consume the benefits provided by the performance as the subsidiaries perform. Management fees are calculated based on the predetermined percentages of the market value of the assets under management or net assets of the investment funds in accordance with contract terms. Servicing fees are calculated based on the predetermined percentages of the amount in asset under managements in accordance with contract terms. Fees based on the performance of the assets under management are recognized when the performance obligations are satisfied, to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The performance fee is estimated by using the most likely amount method, in accordance with contract terms. Servicing fees related to financial assets that the Company and its subsidiaries had originated and transferred to investors, are accounted for by ASC860 (“Transfers and Servicing”).

Automobile related services

Certain subsidiaries provide mainly automobile maintenance services to customers, as automobile related services. In the service, since customers simultaneously receive and consume the benefits provided by the performance as the subsidiaries perform, revenues are recognized over the contract period with customers. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.

Facilities operation

The Company and its subsidiaries are running hotels, Japanese inns, training facilities, senior housings, golf courses and other facilities. Revenues from these operations are recognized over the customers’ usage period of the facilities, since customers simultaneously receive and consume the benefits provided by the performance as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on the usage period. With respect to operation of senior housing and other facilities, certain subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities. Gains on sale of property under facility operations are accounted for by ASC610-20 (“Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets”).

Environment and energy related services

The Company and its subsidiaries offer services that provide electric power for business operators’ factories, office buildings and other facilities. Revenues from electric power supply by purchasing electricity or running power plants are recognized over the contracted distribution period with customers, since customers simultaneously receive and consume the benefits provided by the performance as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on electricity usage by customers. Furthermore, certain subsidiaries are running waste processing facilities. Revenues from resources and waste processing business are primarily recognized over the service contract period with customers, since customers simultaneously receive and consume the benefits provided by the performance as the subsidiaries perform. The value transferred to customers is directly measured based on the amount of resources and waste to be processed.

Real estate management and brokerage

The Company and its subsidiaries mainly offer management of condominiums, office buildings, and facilities and other, to customers, as real estate management and brokerage business. Since customers simultaneously receive and consume the benefits provided by the performance as the Company and its subsidiaries perform, revenues from these services are recognized over the contract period with customers. Direct measurement of the value transferred to customers based on time elapsed, is used as method of measuring progress. The Company and its subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.

Real estate contract work

Certain subsidiaries offer repair and contract work for condominiums, office buildings, and facilities, and other, to customers. The work is held on the real estate where customers own or rent, and the subsidiaries’ performance creates the asset that the customers controls as the asset is created or enhanced. Additionally, the performance does not create an asset with an alternative use to the subsidiaries, and the subsidiaries have a substantial enforceable right to payment for performance completed to date so that revenues are recognized over the contract work period. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries recognize contract assets regarding a part of performance obligations that the subsidiaries performed, and the amounts are reported in other assets on the consolidated balance sheets. Furthermore, the subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.

Other

The Company and its subsidiaries have been developing a variety of businesses. Main revenue streams are as follows;

Maintenance services of software, measurement equipment and other:

Certain subsidiaries offer accounting software maintenance services and support, and maintenance of measurement equipment to customers. Revenues from these services are recognized over the contract period with customers, since customers simultaneously receive and consume the benefits provided by the performance as the subsidiaries perform. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.

Fee business:

The Company and its subsidiaries are involved in insurance policy referrals and other agency business. Commission revenues from these businesses are primarily recognized when the contract between our customers and their client is signed.

Balances from contracts with customers

	Millions of yen
	April 1, 2018	September 30, 2018
Trade Notes, Accounts and Other Receivable	¥154,590	¥143,175
Contract assets (Included in Other Assets)	¥1,058	¥2,145
Contract liabilities (Included in Other Liabilities)	¥45,545	¥46,032

For the six and three months ended September 30, 2018, there were not significant changes in contract assets and contract liabilities.

For the six and three months ended September 30, 2018, revenue amounted to ¥29,236 million and ¥12,422 million were included in contract liabilities as of the beginning of this fiscal year.

As of September 30, 2018, transaction price allocated to the performance obligations that are unsatisfied (or partially satisfied) is mainly related to automobile related services, facilities operation, real estate sales and amounted to ¥150,623 million. Remaining term for the obligations ranges up to 41 years. Furthermore, automobile related services primarily constitute the performance obligations that are unsatisfied (or partially satisfied) which will be recognized as revenue over the next 10 years. The Company and its subsidiaries applied practical expedients, and performance obligations for contracts that have an original expected duration of one year or less and contracts under which the value transferred to a customer is directly measured and recognized as revenue by the amount it has a right to invoice to the customer are not included in the disclosure.

As of September 30, 2018, assets recognized from the costs to obtain or fulfill contracts with customers are not material.